Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued expenses	$ (3,839)	$ (6,927)
Deferred charter revenue	(6,117)	(12,575)
Other current liabilities	(28)	(9)
Provisions	(698)	(606)
Total other current liabilities	$ (10,682)	$ (20,117)